June 30, 1999

                               Semi-annual Report

Burnham Fund
Burnham Dow 30'sm' Focused Fund
Burnham Financial Services Fund
Burnham Money Market Fund

BURNHAM INVESTORS TRUST


[LOGO]
BURNHAM
INVESTORS TRUST

BURNHAM NEWS AND VIEWS

We welcome our fellow shareholders to this mid-year report, the first since the creation of Burnham Investors Trust in May.

The past six months have seen tremendous change and growth at Burnham. One change is right here: our shareholder reports. The new format is designed to build on the simplified approach of our prospectus while accommodating our growing fund family.

The three new funds that were launched this spring are certainly our biggest news. Although there is not yet much performance to report, we have already seen an enthusiastic response from advisors and investors alike.

Our expanded web site was launched in late July. Visiting www.burnhamfunds.com is an excellent way to keep up to date with our funds and services. You can also email us from the site--something we hope you'll do whenever you have questions, comments, or suggestions.

/s/ I. W. Burnham, II
    I. W. Burnham, II
    Chairman


/s/ Jon M. Burnham
    Jon M. Burnham
    President & Chief Executive Officer



The Past Six
Months in
Review


Uncertainty about interest rates and economic statistics kept investors guessing during the first half of 1999, and especially in the second quarter. With the Federal Reserve's outlook on rates unclear and a set of economic statistics that could be interpreted a number of ways, analysts were split. Some predicted higher interest rates (a prophecy that came true at least in part, but not until June), while others saw evidence for stable or even lower rates.

Not surprisingly, results for investors were mixed during the period. In a stock market this highly valued, anything less than clear-cut good news will cause many investors to fear the worst--although at least for the first two quarters, it wasn't enough to prevent net growth. Below, we take a look at some of the major trends, events, and patterns that characterized the investing environment in the first half of 1999.

  The Federal Reserve Board raised the Fed funds rates to 5% in June, reversing the decline it set last year. Although the Fed was poised to raise rates further in August, its fundamental stance is perceived as neutral and the stock and bond markets appeared to have discounted anything short of a dramatic rate rise by the end of the second quarter.

  U.S. Treasury bonds reached 6.1%, a yield last seen in November of 1997 -- a year that saw both strong economic growth and rising interest rates.

                                    [GRAPHIC]

  Unemployment remained low, while worker hours and earnings, oil prices, and utilization of capacity all rose--a signal to some that inflation and higher interest rates were in the offing.

U.S. Unemployment

4.48%             4.35%
1998          First half 1999

                                    [GRAPHIC]

  Rises in employee productivity, retail sales, and home sales, coupled with declines in the rate of GDP growth, producer prices, and non-petroleum commodity prices were cited by other analysts as reasons to expect steady to lower interest rates rather than higher rates.

  Republicans pushed a tax cut through Congress that President Clinton has said he'll veto.

                                    [GRAPHIC]

  The Financial Accounting Standards Board (FASB) made a preliminary ruling that may spur mergers by making certain business models less favorable after a future deadline.

  Business combinations continued to proliferate, particularly in the wireless, regional telephone, internet, financial, and technology sectors.

                                    [GRAPHIC]

  Volatility returned to the stock market. The Dow passed 11,000 but didn't stay there. During the first half of 1999, the Dow fell more than 4% on several occasions.

Sources: Unemployment, Bureau of Labor Statistics; S&P 500, Standard & Poor's; U.S. Treasury yields, Department of Treasury

The S&P 500 Index'r', an unmanaged index that includes 500 large-cap stocks.

S&P 500: Best & Worst Sectors

24.6%            21.0%             17.9%
Technology       Basic Materials   Capital Goods

-0.8%            -1.0%             -2.8%
Utilities        Health Care       Consumer Staples

                                    [CHART]

  Corporate profits accelerated, surpassing last year's first-half profits, which were weak because of the Asian crisis and the lengthy strike at General Motors. Q2 profits grew more than 10%, while two-thirds of the companies in the S&P 500 reported better-than-expected earnings, causing analysts to raise what had been fairly low expectations.

  The Dow Jones Industrial Average outperformed the broader S&P 500 Index as investors leaned toward cyclical industries and away from large-cap growth stocks. These investors expected commodity prices to firm and exports to rise as worldwide demand recovered from the Asian crisis.

                                    [GRAPHIC]


LOOKING AHEAD

We believe that interest rates will be stable for the remaining half of the year -- and that the Fed will remain neutral after the August FOMC meeting. The Fed's stated intent is to stay ahead of the economic curve, temper the economy, and keep the expansion alive without creating shortages (currently labor) and market speculation, all of which contribute to rising inflation.

Also of major concern to the Fed is Y2K, and maintaining liquidity and stability in the second half of the year. Increases in interest rates could cause investors to sell U.S. securities and move to undervalued foreign markets, causing instability of the dollar, and a weaker U.S. stock market. Currently, economic strength is evident, but there are emerging signs that the rate of GDP growth is slowing, for example in housing-related sectors.

Finally, the U.S. government has reduced the supply of bonds at auction because of the budget surplus. This has the benign impact of increasing the prices of government bonds and reducing interest rates. In fact, the Clinton Administration stated in July that it would begin repurchasing bonds, further reducing supply.

We expect that corporate profits will show earnings growth in excess of 10% for 1999. However, cyclical companies--those affected by higher interest rates, such as auto stocks, consumer durables, and the housing market--may show a slowdown in earnings growth.

We also believe that investment opportunities will be evident as consolidation continues in various industries. We favor industries with strong secular markets, such as pharmaceuticals, banking, and technology, and specific companies with earnings growth in excess of 20% annualized for five years. Value stocks also may become more attractive as investors seek conservative places for cash if they are worried about the securities markets.

The financial services sector is experiencing a secular growth wave. The economy is robust, regional banks are consolidating, credit card usage continues, corporate credit is strong, and the U.S. government is encouraging an expanded use of retirement plans. Rising interest rates may cause near-term jitters, but many of these companies in fact earn more revenue as rates increase.

The balance of 1999 could see the market fluctuate in a broader range than normal. We would view any meaningful move to the downside as a potential buying opportunity.

THE FUNDS

Burnham Fund

Continuing strength in the stock market paced the fund's performance.

[GRAPHIC]

11.8% Class A

Performance and discussion       4
Portfolio and financials        14

-------------------------

Burnham Dow 30'sm'
Focused Fund

The fund had a modest gain and beat the DJIA index during its first two months.
0.56%

[GRAPHIC]

Performance and discussion       6
Portfolio and financials        19

-------------------------

Burnham Financial
Services Fund

Three weeks after inception, the fund was up more than 5%.
5.10% Class A

[GRAPHIC]

Performance and discussion       8
Portfolio and financials        23

-------------------------

Burnham Money
Market Fund

The fund's total return for its first two months equates to an annualized yield of 4.03%


Performance and discussion      10
Portfolio and financials        27

                                                                        REVIEW 3

Investment Focus

                Style
        Value   Blend   Growth

                [CHART]

                Market Cap
        Small   Medium  Large

Ticker Symbols

Class A         BURHX
Class B            --

-------------------------

Portfolio Manager
Jon M. Burnham
Since 1995

-------------------------

Minimum Investment
Regular accounts        $1,000
IRAs                      None


Asset Values
Net assets, in millions $171.7
Net asset value per share
Class A                 $36.31
Class B                 $37.21
Maximum offering price
Class A                 $38.22

-------------------------

Expense Ratios
Annualized, after expense reimbursement
Class A                   1.3%
Class B                   2.1%

-------------------------

Inception
Class A          June 15, 1975
Class B       October 18, 1993

-------------------------

All data as of June 30, 1999. Performance information assumes all distributions were reinvested. Class A performance information does not include the maximum 5% sales charge. Class B shares have different costs and the growth chart does not represent their performance. Past performance isn't a prediction of future performance. Read the prospectus before investing.


BURNHAM FUND

"We remain committed to companies with secular growth and with expected 20% earnings growth for 3 to 5 years."

/s/ Jon Burnham
    Jon Burnham
    Portfolio Manager

I'm pleased to report that the fund benefited from being overweighted in several sectors that outperformed the S&P 500: computer-related, financial services, retail, petroleum, and telecommunications.

The strength of these sectors helped us overcome numerous odds: rising interest rates, market volatility, and investor interest in value stocks and cyclicals over traditional growth stocks.

We continued to look for financially healthy companies with visionary managements that own a sizable position in their stock. Companies adapting to new technologies also earned our attention. We also looked for "special situations" -- for example, companies that were beginning a reorganization or might be acquired. We tended to pare back on stocks that were overvalued relative to their growth rate or if they disappointed in a significant way.

                                    [CHART]

Growth of $10,000
since the fund's inception(1) June '75

S&P 500
 Index
$425,696

Burnham
  Fund
$245,606

$10,000


$500,000
 400,000
 300,000
 200,000
 100,000

'75    '80    '85    '90    '95    '99

Page 4 plot points

                 Burnham    S&P 500
                    Fund

        "75"       10000      10000
                   10385      10408
                    9853       9703
                    9514       9499
                    9175       9170
                    9673       9735
                    9911       9975
                    9792       9861
        "76"       10928      11063
                   10998      10971
                   11171      11339
                   11206      11248
                   11137      11119
                   11670      11622
                   11517      11566
                   11434      11545
                   11693      11844
                   11386      11619
                   11527      11567
                   12130      12226
        "77"       11700      11650
                   11437      11441
                   11485      11314
                   11615      11357
                   11340      11130
                   11854      11691
                   11766      11511
                   11546      11364
                   11485      11361
                   11229      10888
                   11716      11285
                   11656      11348
        "78"       11158      10666
                   11070      10495
                   11407      10780
                   12229      11727
                   12491      11880
                   12379      11690
                   13556      12350
                   13899      12767
                   13682      12707
                   12396      13838
                   12808      14197
                   13167      14431
        "79"       13684      15047
                   13346      14621
                   13932      15461
                   14065      15527
                   13947      15271
                   14487      15892
                   14945      16074
                   15796      17059
                   16010      17098
                   14985      15977
                   15968      16812
                   16265      17095
        "80"       17758      18158
                   17622      18141
                   15526      16378
                   16286      17135
                   17277      18017
                   17829      18587
                   18641      19880
                   19143      20081
                   19798      20671
                   20594      21089
                   22509      23335
                   21777      22630
                   21074      21684



        "81"       21202      22062
                   22273      22944
                   22177      22501
                   22741      22560
                   22193      22424
                   21658      22465
                   20551      21166
                   19647      20123
                   20953      21209
                   21766      22085
                   21220      21520
        "82"       20904      21238
                   20375      20051
                   20375      19937
                   21047      20848
                   20740      20137
                   20464      19835
                   20188      19482
                   22122      21847
                   22325      22120
                   24649      24666
                   25502      25662
                   25928      26158
        "83"       26532      27131
                   27129      27752
                   27563      28776
                   29090      31044
                   28910      30773
                   29595      31971
                   28701      31027
                   28750      31493
                   29262      31927
                   28899      31557
                   29500      32223
                   29067      32055
        "84"       28898      31876
                   28077      30754
                   28145      31286
                   28536      31583
                   27394      29833
                   28241      30481
                   28343      30103
                   30463      33429
                   30463      33436
                   30776      33566
                   30724      33190
                   31166      34063
        "85"       33027      36717
                   33209      37168
                   33481      37194
                   33625      37161
                   35844      39309
                   36579      39926
                   36173      39866
                   36285      39523
                   35897      38286
                   37473      40055
                   39481      42803
                   41191      44874
        "86"       41426      45126
                   44533      48501
                   46888      51207
                   46720      50629
                   48822      53322
                   50145      54223
                   48716      51192
                   50708      54991
                   47103      50443
                   49665      53354
                   50564      54650
                   50170      53256



        "87"       54354      60430
                   56170      62817
                   56860      64632
                   55990      64057
                   56567      64615
                   58903      67878
                   60423      71319
                   61493      73979
                   60619      72359
                   53515      56773
                   51604      52095
                   53524      56059
        "88"       55413      58419
                   57209      61142
                   56242      59252
                   56264      59910
                   56377      60431
                   57606      63205
                   58090      62965
                   57468      60824
                   58486      63415
                   59825      65178
                   59568      64246
                   59883      65370
        "89"       62626      70149
                   62357      68402
                   63167      69996
                   65170      73629
                   66812      76611
                   66632      76174
                   69870      83053
                   70974      84681
                   70484      84333
                   69970      82377
                   71089      84057
                   73520      86075
        "90"       70175      80299
                   70280      81335
                   71004      83490
                   69144      81403
                   72539      89340
                   72256      88732
                   72863      88448
                   69839      80453
                   69518      76535
                   69907      76205
                   71459      81128
                   72217      83392
        "91"       72614      87028
                   75301      93250
                   76332      95507
                   76439      95736
                   78044      99862
                   75695      95289
                   77731      99729
                   79325     102093
                   79515     100388
                   81280     101733
                   79354      97633
                   85195     108802
        "92"       85595     106779
                   86673     108167
                   84030     106057
                   85753     109176
                   85384     109710
                   84086     108076
                   87416     112464
                   87127     110158
                   88077     111458
                   87619     111837
                   89836     115651
                   91758     117073



        "93"       91602     118057
                   93453     119686
                   94864     122211
                   93801     119254
                   95724     122438
                   96930     122793
                   97560     122302
                  100595     126937
                  101228     125959
                  100995     128567
                   98794     127345
                  100355     128886
        "94"      101469     133268
                   99703     129657
                   95416     124004
                   96112     125591
                   96689     127651
                   95432     124523
                   97789     128608
                  100244     133881
                   99011     130600
                  100446     133539
                   98016     128678
                   98564     130583
        "95"      100418     133965
                  102777     139189
                  103959     143295
                  106298     147508
                  109211     153409
                  111078     156968
                  112956     162179
                  114164     162584
                  117053     169445
                  116741     168835
                  119438     176247
                  122663     179649
        "96"      126355     185757
                  127075     187485
                  128180     189284
                  129283     192067
                  131894     197022
                  131116     197771
                  124849     189029
                  127870     193018
                  134468     203885
                  138180     209512
                  146166     225351
                  144252     220889
        "97"      152099     234695
                  149787     236525
                  145638     226804
                  152002     240344
                  159374     254981
                  166387     266405
                  178017     287610
                  171146     271504
                  177598     286383
                  173993     276817
                  176690     289634
                  179923     294616
        "98"      179239     297886
                  191141     319364
                  200621     335715
                  205537     339106
                  201714     333273
                  209439     346804
                  206046     343128
                  170133     293512
                  181446     312326
                  191571     337718
                  202395     358184
                  219679     378815
        "99"      231037     394649
                  220086     382376
                  233687     397671
                  241796     413061
                  231592     403312
     "Jun99"      245603     425696



An investment in Burnham Fund at its inception in 1975 would have grown by nearly 2,356% by the end of the report period.

  The fund took new positions in several firms: Novell, which provides internet directory enabling software; Symbol Technologies, the leading company in bar-code scanning; Becton Dickinson, which manufactures and distributes medical supplies and equipment; and Century Telephone, which is strategically positioned to grow or be acquired as the communications field reorganizes.

  We replaced holdings in Sears with Dayton Hudson, which has strong same-store and total sales growth as it expands its Target brand eastward.

  We reduced our long-standing position in Daimler Chrysler. Since the U.S. division was bought by the foreign concern, it is less predictable and subject to different accounting standards.

  We sold Consumers Power because it turned in disappointing results during the period.

--------------------------------------------------------------------------------
(1) The S&P 500 (the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. In making performance comparisons, it should be understood that the performance of the S&P 500 index is not adjusted to reflect the brokerage expenses that would be incurred in purchasing and selling the securities comprising the index, and does not include management fees and other expenses that are generally incurred in investing through mutual funds.

4 BURNHAM FUND

PORTFOLIO INVESTMENTS

Asset Allocation

Corporate bonds and convertible bonds 1%

Cash & cash equivalents 7%

Convertible
preferred
stocks 2%

Common stocks 90%

The fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance.


                                      % total
                                       equity
Top Industries                        portfolio

Computer Products & Software            23.9%
Banking                                 12.2%
Energy -- Oil & Gas                      8.4%
Telecommunication Network & Services     7.7%
Pharmaceuticals                          7.5%
Automotive                               4.8%
Financial Services                       4.1%
Real Estate Investment Trusts            3.9%
Retail Stores                            3.8%
Telecommunications Equipment             3.5%

                                        % net
Top Portfolio Holdings                  assets
Citigroup                                5.0%
Siebel Systems, Inc.                     4.6%
IBM                                      4.5%
Microsoft Corp.                          4.5%
Cisco Systems Inc.                       3.8%
The Bank of New York Co., Inc.           3.4%
Ford Motor Co.                           3.3%
Lucent Technologies                      3.1%
American Express Co.                     3.0%
Intel Corp.                              2.8%

TOTAL RETURN

Growth of $10,000 over ten years(1)



[CHART]


                  Burnham                Burnham
                  Fund       S&P         Fund
                  w/Load     500         w/o Load

    "Jun-89"        9500      10000       10000
    "Jul-89"        9962      10903       10486
    "Aug-89"       10119      11117       10652
    "Sep-89"       10049      11071       10578
    "Oct-89"        9976      10814       10501
    "Nov-89"       10136      11035       10669
    "Dec-89"       10482      11300       11034
    "Jan-90"       10005      10542       10532
    "Feb-90"       10020      10677       10548
    "Mar-90"       10123      10960       10656
    "Apr-90"        9858      10686       10377
    "May-90"       10342      11728       10887
    "Jun-90"       10302      11649       10844
    "Jul-90"       10388      11611       10935
    "Aug-90"        9957      10562       10481
    "Sep-90"        9912      10047       10433
    "Oct-90"        9967      10004       10492
    "Nov-90"       10188      10650       10725
    "Dec-90"       10296      10948       10838
    "Jan-91"       10353      11425       10898
    "Feb-91"       10736      12242       11301
    "Mar-91"       10883      12538       11456
    "Apr-91"       10898      12568       11472
    "May-91"       11127      13110       11713
    "Jun-91"       10792      12509       11360
    "Jul-91"       11083      13092       11666
    "Aug-91"       11310      13403       11905
    "Sep-91"       11337      13179       11934
    "Oct-91"       11589      13355       12198
    "Nov-91"       11314      12817       11909
    "Dec-91"       12147      14283       12786
    "Jan-92"       12204      14018       12846
    "Feb-92"       12357      14200       13008
    "Mar-92"       11981      13923       12611
    "Apr-92"       12226      14332       12870
    "May-92"       12174      14403       12814
    "Jun-92"       11989      14188       12620
    "Jul-92"       12463      14764       13119
    "Aug-92"       12422      14461       13076
    "Sep-92"       12558      14632       13219
    "Oct-92"       12492      14682       13150
    "Nov-92"       12808      15182       13482
    "Dec-92"       13082      15369       13771
    "Jan-93"       13060      15498       13748
    "Feb-93"       13324      15712       14025
    "Mar-93"       13525      16044       14237
    "Apr-93"       13374      15655       14078
    "May-93"       13648      16073       14366
    "Jun-93"       13820      16120       14547
    "Jul-93"       13910      16056       14642
    "Aug-93"       14342      16664       15097
    "Sep-93"       14433      16536       15192
    "Oct-93"       14399      16878       15157
    "Nov-93"       14086      16718       14827
    "Dec-93"       14308      16920       15061
    "Jan-94"       14467      17495       15228
    "Feb-94"       14215      17021       14963
    "Mar-94"       13604      16279       14320
    "Apr-94"       13703      16487       14424
    "May-94"       13785      16758       14511
    "Jun-94"       13606      16347       14322
    "Jul-94"       13942      16883       14676
    "Aug-94"       14292      17576       15044
    "Sep-94"       14116      17145       14859
    "Oct-94"       14321      17531       15075
    "Nov-94"       13975      16893       14710
    "Dec-94"       14053      17143       14792
    "Jan-95"       14317      17587       15071
    "Feb-95"       14653      18273       15425
    "Mar-95"       14822      18812       15602
    "Apr-95"       15155      19365       15953
    "May-95"       15571      20139       16390
    "Jun-95"       15837      20606       16671
    "Jul-95"       16105      21291       16952
    "Aug-95"       16277      21344       17134
    "Sep-95"       16689      22244       17567
    "Oct-95"       16644      22164       17520
    "Nov-95"       17029      23137       17925
    "Dec-95"       17489      23584       18409
    "Jan-96"       18015      24386       18963
    "Feb-96"       18118      24613       19071
    "Mar-96"       18275      24849       19237
    "Apr-96"       18433      25214       19403
    "May-96"       18805      25865       19795
    "Jun-96"       18694      25963       19678
    "Jul-96"       17800      24815       18737
    "Aug-96"       18231      25339       19191
    "Sep-96"       19172      26766       20181
    "Oct-96"       19701      27504       20738
    "Nov-96"       20840      29584       21936
    "Dec-96"       20567      28998       21649
    "Jan-97"       21685      30810       22827
    "Feb-97"       21356      31051       22480
    "Mar-97"       20764      29774       21857
    "Apr-97"       21672      31552       22812
    "May-97"       22723      33473       23919
    "Jun-97"       23723      34973       24971
    "Jul-97"       25381      37757       26717
    "Aug-97"       24401      35643       25685
    "Sep-97"       25321      37596       26654
    "Oct-97"       24807      36340       26113
    "Nov-97"       25192      38023       26517
    "Dec-97"       25653      38677       27003
    "Jan-98"       25555      39106       26900
    "Feb-98"       27252      41925       28686
    "Mar-98"       28604      44072       30109
    "Apr-98"       29304      44517       30847
    "May-98"       28759      43751       30273
    "Jun-98"       29861      45528       31432
    "Jul-98"       29377      45045       30923
    "Aug-98"       24257      38532       25533
    "Sep-98"       25870      41002       27231
    "Oct-98"       27313      44335       28751
    "Nov-98"       28856      47022       30375
    "Dec-98"       31321      49730       32969
    "Jan-99"       32940      51809       34674
    "Feb-99"       31379      50198       33030
    "Mar-99"       33318      52205       35071
    "Apr-99"       34474      54226       36288
    "May-99"       33019      52946       34757
    "Jun-99"       35017      55885       36860




Burnham Fund
with sales charge
$35,017
without sales charge
$36,860
S&P 500 Index $55,885

                    with max.        with no
Average          sales charge   sales charge
Annual Return         or CDSC        or CDSC

Class A
Year to date               --              --
One year                 11.4%          17.3%
Five years               19.6%          20.8%
Ten years                13.4%          13.9%
Since inception          14.0%          14.2%

Class B
Year to date               --             --
One year                 12.4%          16.4%
Five years               19.8%          19.9%
Since inception          15.9%          16.0%


                     with max.       with no
Cumulative       sales charge   sales charge
Return                or CDSC        or CDSC

Class A
Year to date              6.2%          11.8%
One year                 11.4%          17.3%
Five years              144.5%         157.6%
Ten years               250.2%         268.6%
Since inception       2,233.2%       2,356.0%

Class B
Year to date              6.3%          11.3%
One year                 12.4%          16.4%
Five years              147.1%         148.2%
Since inception         131.1%         132.1%


Performance Over the
Past 6 Months

[GRAPHIC]

11.79%        12.38%             10.53%
Class A       Market             Peer Group

The fund performed competitively with the S&P and outperformed its peer group during the period.

The market is represented by the S&P 500 Index'r', an unmanaged index that includes 500 large-cap stocks.

The peer group is represented by the Morningstar Large Cap Blend style.

-------------------------



Performance Month by Month

         [CHART]

         BF Close
4-Jan    2.08
5-Jan    1.45
6-Jan    1.04
7-Jan    0.14
8-Jan    -1.28
11-Jan   -0.48
12-Jan   -1.43
13-Jan   1.16
14-Jan   0.31
15-Jan   0.83
19-Jan   2.76
20-Jan   1.04
21-Jan   -1.41
22-Jan   -0.55
25-Jan   -1.21
26-Jan   0.58
27-Jan   -1.17
28-Jan   0.84
29-Jan   2.33
1-Feb    0.18
2-Feb    0.06
3-Feb    -1.23
4-Feb    1.78
5-Feb    -1.67
8-Feb    1.72
9-Feb    -1.78
10-Feb   -2.34
11-Feb   -0.85
12-Feb   -0.65
16-Feb   0.76
17-Feb   -0.59
18-Feb   0.37
19-Feb   -2.37
22-Feb   0.03
23-Feb   0.53
24-Feb   1.41
25-Feb   0.14
26-Feb   1.37
1-Mar    -1.57
2-Mar    0.76
3-Mar    -1.97
4-Mar    0.78
5-Mar    -0.22
8-Mar    -0.61
9-Mar    -1.18
10-Mar   -0.22
11-Mar   0.69
12-Mar   0.03
15-Mar   2.46
16-Mar   2.1
17-Mar   1.7
18-Mar   -2.79
19-Mar   -0.51
22-Mar   -0.62
23-Mar   -2.1
24-Mar   -0.41
25-Mar   0.17
26-Mar   0.3
29-Mar   1
30-Mar   0.67
31-Mar   0.25
1-Apr    2.42
5-Apr    0.46
6-Apr    -0.97
7-Apr    -0.4
8-Apr    2.94
9-Apr    -0.5
12-Apr   1.85
13-Apr   0.75
14-Apr   -2.71
15-Apr   -0.23
16-Apr   -1.6
19-Apr   1.45
20-Apr   -0.55
21-Apr   0.03
22-Apr   0.64
23-Apr   -0.61
26-Apr   1.14
27-Apr   0.83
28-Apr   -0.35
29-Apr   1.58
30-Apr   2.07
3-May    1.74
4-May    0.12
5-May    -1.23
6-May    0.22
7-May    -0.58
10-May   -0.61
11-May   -1.02
12-May   0.24
13-May   2.98
14-May   0.25
17-May   0.94
18-May   -1.42
19-May   0.22
20-May   -2.51
21-May   2.42
24-May   0.59
25-May   -2.76
26-May   0.58
27-May   -0.64
28-May   -2.57
1-Jun    0.83
2-Jun    -1.12
3-Jun    -0.47
4-Jun    0.86
7-Jun    2.33
8-Jun    -0.66
9-Jun    2.33
10-Jun   0
11-Jun   -0.94
14-Jun   -1.82
15-Jun   0.69
16-Jun   0.82
17-Jun   2.74
18-Jun   -1.41
21-Jun   -0.97
22-Jun   -2.08
23-Jun   -0.91
24-Jun   0.5
25-Jun   0.6
28-Jun   2.35
29-Jun   2.34
30-Jun   -1.4

   Burnham Fund with dividends
   reinvested



-------------------------

Modern Portfolio Theory Statistics
three year range


Beta                     1.00
R2                         92
Alpha                   -5.12
Standard Deviation      21.15
Sharpe Ratio             0.92

-------------------------

For explanation of these Modern Portfolio Theory Statistics terms turn to the inside back cover.
                                                                  BURNHAM FUND 5

Investment Focus

Style
------------------
Value Blend Growth

Market Cap
-------------------
Small Medium Large

[CHART]

Ticker Symbol                       N/A

          --------------------

Portfolio Manager
David Leibowitz
Since inception

          --------------------

Minimum Investment
Regular accounts                 $1,000
IRAs                               None

          --------------------

Asset Values
Net assets, in millions           $0.60
Net asset value per share        $10.06

          --------------------

Expense Ratio                      1.2%
Annualized, after expense reimbursement

          --------------------

Inception                   May 3, 1999


          --------------------

All data as of June 30, 1999.
Performance information assumes all
distributions were reinvested. Past
performance isn't a prediction of future performance. Read the prospectus before investing.


Burnham Dow 30'sm'
    Focused Fund

          --------------------


"Our focus is largely value- oriented. Because we are firm believers in total return -- growth plus yield -- we also pay close attention to dividends."

/s/ David Leibowitz
    David Leibowitz
    Portfolio Manager

During its first two months, the fund outperformed the Dow Jones Industrial Average'sm', showing a modest increase while its benchmark slightly declined. The fund also succeeded in being nearly fully invested as of June 30.

Not being market timers, we avoided rushing into buying individual stocks, wary of the prospect of interest rate increases and the possible repercussions to stock valuations. While the market may have discounted most of the effect of recent interest rate hikes, further increases might cause significant selling pressure. If this comes to pass, it could create a favorable buying opportunity, which we would consider taking advantage of.

We also are on the lookout for possible changes in the composition of the Dow, which have historically created investment opportunities for Dow-oriented investors.

     As of the end of the report period, the fund was 96.74% invested.

     Hewlett-Packard is splitting itself into two companies, and Union Carbide has agreed to be acquired by Dow Chemical. While any changes in the components of the Dow are ultimately up to the editors of The Wall Street Journal, it is possible that substitutions may be made.

     It is not uncommon for the stock of a company that misses Wall Street's "whisper estimate" -- the figure many analysts believe to be most accurate -- to be punished by a sharp decline in price. This may occur even if earnings miss the estimate by pennies a share. Although we can't predict which companies in the Dow may suffer this fate, we are inclined to pay close attention to any stock that disappoints.

     We expect continued market volatility. While we expect to add to the portfolio as circumstances warrant, we also note the growing number of analysts who believe that the Dow may not significantly exceed its July highs during the second half of the year.

6 DOW 30'sm' FOCUSED FUND

PORTFOLIO INVESTMENTS

----------------------------------

Asset Allocation

[PERFORMANCE GRAPH]

Common stocks                       97%
Cash & cash
 equivalents                         3%

The fund seeks
capital appreciation.

DJIA Components and Weightings

Morgan (J.P.) & Co.                     6.49%
American Express Co.                    6.01%
International Business Machines Corp.   5.97%
General Electric Co.                    5.22%
Hewlett-Packard Co.                     4.64%
Johnson & Johnson                       4.52%
Chevron Corp.                           4.39%
Procter & Gamble Co.                    4.12%
Minnesota Mining & Manufacturing Co.    4.01%
Exxon Corp.                             3.56%
Merck & Co.                             3.42%
United Technologies Corp.               3.31%
Du Pont (E.I.) De Nemours & Co.         3.15%
Eastman Kodak Co.                       3.13%
General Motors Corp.                    3.05%
Allied-Signal Inc.                      2.91%
Coca-Cola Co., The                      2.89%
ALCOA Inc.                              2.86%
Caterpillar Inc.                        2.77%
Goodyear Tire & Rubber Co.              2.71%
AT&T Corp.                              2.58%
International Paper Co.                 2.33%
Union Carbide Corp.                     2.25%
Wal-Mart Stores Inc.                    2.23%
Citigroup Inc.                          2.19%
Sears, Roebuck & Co.                    2.06%
Boeing Co., The                         2.04%
McDonald's Corp.                        1.91%
Morris (Philip) Cos.                    1.86%
Disney (Walt) Co.                       1.42%


                                      % total
                                       equity
Industry Weightings                 portfolio
Financial Services                      14.7%
Basic Materials                         13.5%
Conglomerates                           12.5%
Technology                              10.6%
Consumer/Cyclicals                       8.9%
Consumer/Non-Cyclicals                   8.9%
Energy                                   8.0%
Healthcare                               7.9%
Capital Goods                            4.8%
Retail Stores                            4.3%
Services                                 3.3%
Communications                           2.6%

                                        % net
Top Portfolio Holdings                 assets
Diamonds Trust, Series 1*              100.0%


Total Return
---------------------------------------------

Average Annual Return
Since inception                           N/A

Cumulative Return
Since inception                         0.56%

Performance Since
 Inception

[GRAPHIC]

0.56%                              -0.01%
Fund                                DJIA





The fund outperformed its benchmark index during the period.

The Dow Jones Industrial Average is an unmanaged average of the prices of 30 large-cap stocks.

                           -------------------------

Modern Portfolio Theory Statistics

These statistics will be available when the fund has been in operation for at least three years.

                           -------------------------

*Diamonds are shares of a publicly traded unit investment trust that owns the stocks of the Dow Jones Industrial Average (DJIA)'sm' in the same proportion as represented in the DJIA.

The Dow Jones Industrial Average is the oldest continuing stock market average in the world. Unlike other averages, the DJIA is weighted by share price rather than market capitalization, meaning that the component stocks of the DJIA are accorded relative importance based on their prices.

The 30 companies that constitute the Dow are all leaders in their respective industries and their stocks are widely held by individuals and institutional investors.

"Dow Jones'sm'," "Dow Jones Industrial Average'sm'" and "DJIA'sm'" and
"Dow 30'sm'" are service marks of Dow Jones and Company, Inc. Dow Jones has no relationship to Burnham Dow 30'sm' Focused Fund or its distributor, other than licensing of the Dow Jones Industrial Average (DIJA) and its service marks to the distributor to use in connection with the fund.

                                                     DOW 30'sm' FOCUSED FUND 7

Investment Focus


Style
------------------
Value Blend Growth

Market Cap
-------------------
Small Medium Large

[CHART]

Ticker Symbols
Class A                            N/A
Class B                            N/A

          --------------------

Portfolio Manager
Anton Schutz
Since inception

          --------------------

Minimum Investment
Regular accounts                $1,000
IRAs                              None

          --------------------

Asset Values
Net assets, in millions          $0.60
Net asset value per share
  Class A                       $10.51
  Class B                       $10.51
Maximum offering price
  Class A                       $11.06

          --------------------

Expense Ratios
Annualized, after expense reimbursement

Class A                           1.6%
Class B                           2.3%

          --------------------

Inception
Both classes              June 7, 1999

          --------------------


All data as of June 30, 1999.
Performance information assumes all
distributions were reinvested. Class A
performance information includes the
maximum 5% sales charge. Class B shares
have different costs and the growth
chart does not represent their
performance. Past performance isn't a
prediction of future performance. Read
the prospectus before investing.

Burnham Financial
    Services Fund

"Through continued strong capital management and increasing consolidation -- as well as stable earnings growth -- we believe the financial sector will continue to show positive returns."

/s/ Anton Schutz

    Anton Schutz
    Portfolio Manager

Monday, June 7, 1999 marked the fund's inception, and we are proud to be able to report that in the three short weeks that are covered by this report, the fund returned 5.10%.

Within those three weeks, we were affected by two acquisitions, which are detailed below in the discussion points. We continue to see consolidation as a significant trend in the financial industry, based in part on the FASB ruling that eliminates pooling of interests and favors acquisitions.

In the meantime, we continue to see the sector performing well and expect earnings to remain strong and credit quality to remain solid, reflecting U.S. economic growth. Even a rise in rates should not hurt stocks in this sector, because many financial companies earn more revenue when rates go up.

Webster Financial bought New England Community. We chose to maintain our holdings in New England Community because Webster appears attractive in light of its high market share in Connecticut and its strong internet business

Citizens Financial bought UST in a cash transaction. The fund sold its holdings in UST.

We see a rapidly changing banking environment in the New England region as the Fleet - BankBoston merger has created an enormous divestiture package that is being looked at by institutions of all sizes -- those that are in the market as well as out of the market. We believe this may lure in some new acquirers into the region, which will eventually stir up consolidation even more

As believers in companies with strong capital management strategies, we were pleased to see Commonwealth Bancorp. announce a stock repurchase program, and to see many of our other holdings in the market repurchasing their own stock.

8 FINANCIAL SERVICES FUND

PORTFOLIO INVESTMENTS

-------------------------------------------------------------------------------

Asset Allocation

[GRAPH]

Common stocks                       71%
Cash & cash equivalents             29%


The fund seeks
capital appreciation.

                                       % total
                                        equity
Top Industries                       portfolio
Banks -- Major Regional                  25.6%
Banks -- Regional                        19.2%
Savings & Loan Companies--
Major Regional                           17.1%
Savings & Loan Companies-- Regional      15.7%
Banks-- Money Center                      9.7%
Savings & Loan Companies-- National       6.7%
Finance-- Investment Banker/Broker        3.8%
Non-Financial Services Related            2.2%

                                      % net
Top Portfolio Holdings                assets
Sovereign Bancorp Inc.                  5.2%
Bank One Corp                           5.1%
Charter One Financial Inc.              4.8%
New England Community Bancorp Inc.      4.8%
Alliance Bancorp of New England Inc.    4.2%
First Commonwealth Financial Corp.      4.1%
Union Planters Inc.                     3.8%
Golden State Bancorp Inc.               3.8%
Bank of America Corp                    3.8%
SunTrust Banks Inc.                     3.6%


Total Return
--------------------------------------------------------------------------------

                   with max.      with no
Average        sales charge  sales charge
Annual Return       or CDSC       or CDSC
Class A
Since inception*        N/A           N/A

Class B
Since inception*        N/A           N/A

                      with max.      with no
Cumulative        sales charge  sales charge
Return                 or CDSC       or CDSC
Class A
Since inception         (0.16%)        5.10%

Class B
Since inception         (0.16%)        5.10%


* Annualized returns are not listed for periods under one year.


Performance Since
 Inception

[GRAPHIC]

              5.10%
              Class A

The fund need a brief description here of how the fund performed, comparable to the sentence that appears in this spot for Burnham Fund.

                              -------------------

Modern Portfolio Theory Statistics

These statistics will be available when the fund has been in operation for at least three years.


                                                     FINANCIAL SERVICES FUND 9

Ticker Symbol                      N/A

      -------------------------

Portfolio Managers
Reich & Tang Asset Management L.P.
Since inception

      -------------------------

Minimum Investment
Regular accounts                $1,000
IRAs                              None

      -------------------------

Asset Values
Net assets, in millions          $27.8
Net asset value per share         $1.0

      -------------------------

Expense Ratio                    0.88%
Annualized, after expense reimbursement

      -------------------------

Inception                  May 3, 1999


      -------------------------

All data as of June 30, 1999.
Performance information assumes all
distributions were reinvested. Past
performance isn't a prediction of future performance. Read the prospectus before investing.


Burnham Money
    Market Fund

PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------
Asset Allocation by Maturity

[GRAPHIC]

180-397 days                       3.6%
31-89 days                        14.2%
Less than 30 days                  3.6%
Overnight and 7-day demand        78.6%

Asset Allocation by Type

[GRAPHIC]

Commercial Paper                   7.10%

Line of Credit Commercial Paper    14.3%

Repurchase Agreements              78.6%

The fund seeks maximum current income
that is consistent with maintaining
liquidity and preserving capital.

Yield and Total Return
--------------------------------------------------------------------------------

Yield and Maturity
Daily Yield                      4.46%
7-day effective yield            4.26%
30-day effective yield           4.11%
Weighted average days to
  maturity                         24
Average Annual Return
Since inception                  4.03%

Cumulative Return
Since inception                  0.65%


10 MONEY MARKET FUND

The Financial Pages
About the Funds
-------------------------------------------------------------------------------
Business structure

The funds are part of Burnham Investors Trust, a Delaware business trust. The trust is registered with the Securities and Exchange Commission as a diversified open-end investment company, commonly known as a mutual fund. Each fund is a series of the trust.

Except for Burnham Fund, the funds began operations after the creation of the trust on August 20, 1998. Burnham Fund was created in 1961 and was reorganized from a Maryland corporation to a series of the trust on April 30, 1999.

Administration

The following entities handle the funds' main activities:

  Adviser/Administrator
  Burnham Asset Management Corporation
  1325 Avenue of the Americas
  New York, NY 10019

  Manages each fund's assets, either directly or by choosing a subadviser, provides offices and personnel, and supervises non-investment-related operations.

  Distributor
  Burnham Securities Incorporated
  1325 Avenue of the Americas
  New York, NY 10019

  Under the funds' 12b-1 plans, the distributor must use its best efforts to sell shares of each fund and share class.

  Transfer Agent
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110

  Handles transactions in fund shares.

  Custodian
  Investors Fiduciary Trust Co.
  801 Pennsylvania
  Kansas City, MO 64105

  Holds and settles the funds' securities.

  Legal Counsel
  Hale & Dorr LLP
  60 State Street
  Boston, MA 02109

  Oversees legal affairs for the trust.

Share classes

The funds offer either one or two share classes, as follows:

    One share class, without sales charges, but with a 1.00% redemption fee on shares sold within 180 days:

    Burnham Dow 30 Focused Fund

    Burnham Money Market Fund (no redemption fee)

    Two share classes, Class A having a maximum front-end sales charge of 5.00% and Class B having a maximum contingent deferred sales charge (CDSC) of 5.00%:

    Burnham Fund

    Burnham Financial Services Fund

The CDSC on Class B shares declines to zero after six years of owning the shares, and doesn't apply to shares acquired through reinvestment.

Each fund keeps track of its share sales by share class. The trust may issue any number of shares of each fund and class.

Distributions to shareholders

Each fund distributes it net investment income and net realized capital gains to shareholders every year. The funds intend to qualify as regulated investment companies under the provisions of the Internal Revenue Code, allowing them to pay no federal income taxes.

The Burnham Money Market Fund expects to declare income distributions daily and pay them monthly; Burnham Fund expects to declare and pay income distributions quarterly, and the remaining funds expect to declare and pay income distributions once a year. Except for Burnham Money Market Fund, which is not designed to generate capital gains, each fund expects to declare and pay distributions from net realized capital gains once a year.

About the Information in this Section

On these pages, you'll find some general background about Burnham Investors Trust as well as details about each fund.

The tables showing financial results are intended to give a picture of each fund's operations over the past six months as well as a "snapshot" of its assets and liabilities as of the report date.

The text and notes in this section provide context and further detail. These are an integral part of the section: a reader won't be able to gain an accurate understanding of the financial information without reading the text and notes. Footnotes that are specific to a given fund appear at the end of that fund's financial tables.

Because this is a semiannual report, the financials shown here are unaudited.
                                                           FINANCIAL PAGES 11

ACCOUNTING POLICIES
--------------------------------------------------------------------------------

Below are brief descriptions of the accounting policies the funds have used in preparing the financial statements in this report. These policies are consistent with generally accepted accounting practices for U.S. mutual funds.

Valuing securities

The funds use these methods to value portfolio securities:

  Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Any equities that didn't trade that day, and any equities traded over-the-counter, are valued at halfway between the latest quoted bid and asked prices.

  Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities and ratings

  Money market instruments and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund values them initially at cost, and thereafter by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

  Repurchase agreements, which each fund can use as long as the counterparties meet the Trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is always more than the amount owed to a fund under each repurchase agreement.

  Options may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The funds subsequently mark-to-market the liability, to reflect the option's current value. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss. Because of their leverage, options may expose a fund to greater risks than are reflected by the values in the financial statements.

Whenever a fund is unable to determine the value a security through its normal methods, it uses fair-value methods that have been adopted by the Board of Trustees.

Accounting for portfolio transactions

The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds receive dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues.

Distributions and taxes

The funds record distributions on the ex-dividend date.

On occasion, a fund may make reclassifications among some of its capital accounts. This could have the effect of changing the nature of certain distributions that have already been made, which could have tax implications for shareholders. The fund would only make reclassifications in order to comply with federal tax regulations.

Proceeds from redemption fees

Proceeds from short-term redemption fees (currently charged only by Burnham Dow 30 Focused Fund) go to the fund, which counts them as paid-in capital.

Expenses

Each fund bears all of the expenses that are directly attributable to it. The trust's remaining expenses are shared by the funds, and are allocated daily in proportion to each fund's net assets.


12  FINANCIAL PAGES

ABOUT THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements for the funds appear on the following pages. These statements cover the funds' activities over the report period, and show where each fund stood as of the last day of the report period (in this case, June 30, 1999). The financials appear on a fund-by-fund basis, with the funds arranged in the same order as in the performance discussions earlier in this report. Keep in mind that as with most financial statements, it has been necessary for management to make certain estimates and assumptions in the course of preparing its figures, and that actual figures for a fund's assets, liabilities, income, and other items may differ what is shown here.

Portfolio Holdings

Each fund provides a complete listing of the investments in its portfolio, as those investments were on the report date. Holdings are grouped by type. For those funds that invest in stocks, we show each portfolio company according to the industry in which it is grouped. The groupings that we use are based on those used by Standard & Poor's, with minor modifications. The percentage numbers that appear by the category headings show the percentage of a fund's net assets represented by that category of security.

Because securities change in value and the funds buy and sell investments, each fund's holdings are likely to have been different earlier in the report period, and they are also likely to have changed since the report date. However, they do give an accurate picture of the fund at a particular moment in time.

Statement of Assets and Liabilities

Each fund's Statement of Assets and Liabilities is its balance sheet, showing where the fund stood as of the report date. We present each fund's total assets and its total liabilities; the former minus the latter is the fund's net assets. Also shown are the share prices, as of the report date, for each fund and share class.

Statement of Operations

The Statement of Operations shows what a fund earned over the course of the time period covered by the report, as well as what it spent. Each fund's Statement of Operations also totals up the fund's gains and losses on investments, counting those gains and losses that the fund may have realized and those that remain unrealized (that is, losses or gains that were only "on paper" as of the end of the report period).

Statement of Changes in Net Assets

Two major factors determine the size of a mutual fund's assets: the performance of its investments, and how much money investors put in or take out. Each fund's Statement of Changes in Net Assets reflects both of these factors (along with other factors that have an affect on asset size), showing the overall change in a fund's size from the beginning of the report period to the end.

Financial Highlights

These show, in summary form, each fund's performance for the past five years (or less, in the case of new funds). In semiannual reports, there are also figures for the six-month report period. The information in the first part of each Financial Highlights table reflects financial results for a single fund share. For each fund, the total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The Financial Highlights tables in these reports are substantially the same as those appearing in the current prospectus for these funds.

Risks not Reflected in Balance Sheets

Except for Burnham Money Market Fund, the funds have the ability to use various techniques and securities that may affect a fund's investment results and risk profile in ways that are not reflected on its balance sheet. These include both written and purchased options. To accurately assess the potential impact of these investments on the fund, it's necessary to consider not just the financial instruments themselves but all related and offsetting positions the fund may hold.

FINANCIAL PAGES   13

BURNHAM FUND

Portfolio Holdings Unaudited
As of June 30, 1999


Indicates securities that do              Number        Market
not produce income.                       of shares     value
--------------------------------------------------------------------------------
Common Stocks  89.59%

Aerospace  0.98%
    General Motors Corp. Class H             30,000    $1,687,500

Air Freight  1.26%
     FDX Corporation                         40,000     2,170,000

Automotive  4.32%
    Daimler Chrysler AG                      20,000     1,777,500
    Ford Motor Company                      100,000     5,643,750
                                                        ---------
                                                        7,421,250
Banking  10.94%
    The Bank of New York Co., Inc.          160,000     5,870,000
    Chase Manhattan Corp.                    20,000     1,732,500
    Citigroup Inc.                          180,000     8,550,000
    Fleet Financial Group Inc.               40,000     1,775,000
    Sovereign Bancorp Inc.                   70,000       850,937
                                                        ---------
                                                       18,778,437
Broadcasting  1.01%
    CBS Corp.                                40,000     1,737,500
Computer Products & Software  21.45%
    Cisco Systems, Inc.                     100,000     6,440,625
    Dell Computer Corp.                      30,000     1,109,063
    EMC Corp.                                70,000     3,850,000
    International Business
    Machines Corp.                           60,000     7,755,000
    Microsoft Corp.                          85,000     7,660,625
    Siebel Systems Inc.                     120,000     7,953,750
    Sun Microsystems Inc.                    30,000     2,067,188
                                                        ---------
                                                       36,836,251
Computers--Data Processing  1.29%
    America Online Inc.                      20,000     2,210,000

Consumer Products  2.63%
    General Electric Co.                     40,000     4,520,000

Diversified Chemicals  0.69%
    Monsanto Co.                             30,000     1,183,125

Electrical Equipment  1.18%
    Symbol Technologies Inc.                 55,000     2,028,125

Engineering/Industrial Production  0.06%
    Thermolyte Corp.(1)                      10,000       100,000

Energy -- Oil & Gas Refining  7.54%
    BP Amoco PLC                             30,000     3,255,000
    Exxon Corporation                        50,000     3,856,250
    Mobil Corporation                        40,000     3,960,000
    Texaco Inc.                              30,000     1,875,000
                                                        ---------
                                                       12,946,250
Financial Services  3.66%
    American Express Co.                     40,000     5,205,000
    Goldman Sachs Group Inc.                 15,000     1,083,750
                                                        ---------
                                                        6,288,750
Food and Beverage Products  1.77%
    American Italian Pasta Co.              100,000     3,037,500

Healthcare Facilities  0.81%
    Rehabcare Group Inc.                     75,000     1,382,812

Medical Products  0.44%
    Becton Dickinson & Co.                   25,000       750,000

Oil Drilling  1.16%
    Diamond Offshore Drilling Inc.           70,000     1,986,250

Passenger Cruise Lines  0.85%
    Carnival Corp.                           30,000     1,455,000

Pharmaceuticals  6.73%
    Merck & Co.                              50,000     3,700,000
    Pfizer Inc.                              40,000     4,390,000
    Warner Lambert Inc.                      50,000     3,468,750
                                                        ---------
                                                       11,558,750


14  BURNHAM FUND

PORTFOLIO HOLDINGS UNAUDITED
CONTINUED


                                          Number        Market
                                          of shares     value
--------------------------------------------------------------------------------

Real Estate Investment Trusts  3.47%
    Charles E. Smith
    Residential Realty                       30,000    $1,018,125
    Chateau Communities Inc.                 40,000     1,197,500
    Franchise Finance Corp.                  70,000     1,540,000
    Golf Trust of America                    45,000     1,099,688
    National Golf Properties, Inc.           45,000     1,094,063
                                                        ---------
                                                        5,949,376
Retail Stores  3.38%
    Gap, Inc.                                45,000     2,266,875
    Sears Roebuck & Co.                      25,000     1,114,062
    Wal Mart Stores Inc.                     50,000     2,412,500
                                                        ---------
                                                        5,793,437
Security Services  0.58%
    Kroll-O'Gara Co.                         45,000       997,031

Semiconductors  2.77%
    Intel Corp.                              80,000     4,757,500

Telecommunications Equipment  3.14%
    Lucent Technologies Inc.                 80,000     5,395,000

Telecommunications Networks & Services  6.87%
    ECI Telecom Ltd.                         60,000     1,981,875
    GTE Corp.                                40,000     3,030,000
    Qwest Communication
    International                           100,000     3,309,375
    SBC Communications Inc.                  60,000     3,480,000
                                                        ---------
                                                       11,801,250
Utilities  0.61%
    CMS Energy Corp.                         25,000     1,046,875
Total Common Stocks                                  ------------
(cost: $77,171,912)                                  $153,817,969
                                                     ============


                                             Number of
                                             Shares/
                                              Face       Market
                                              value      value
--------------------------------------------------------------------------------

Convertible Preferred Securities  1.59%
Passenger Cruise Lines 1.59%
    Royal Caribbean Cruises,
    conv. pref. Class A                     20,000     $2,735,000
Total Convertible Preferred Securities                 ----------
(cost: $1,084,100)                                     $2,735,000
                                                       ==========
Corporate Convertible Bonds 0.81%
Data Processing  0.81%
    Adaptec, Inc. 4.75% sub. deb.
    conv. 2/1/04                         $1,000,000       953,750

    Data General Corp., 6% sub.
    deb. conv. 5/15/04                      500,000       436,250
                                                       ----------
Total Corporate Convertible
Bonds (cost: $1,271,000)                               $1,390,000
                                                       ==========
Corporate Bonds  0.77%

Hotels  0.77%
    Marriot Corp., 9 3/8%
    deb. 6/15/07                          1,265,000     1,319,521
Total Corporate Bonds                                  ----------
(cost: $1,273,606)                                     $1,319,521
                                                       ==========

Commercial Paper  7.05%
    Associates Corp. of North
    America 7.90% 07/06/99                7,800,000     7,800,000
    General Motors Acceptance
    Corp., 4.68% 07/01/99                 4,300,000     4,300,000
Total Commercial Paper                               ------------
(cost: $12,100,000)                                   $12,100,000
                                                     ============


Total investments(2) in securities 99.81%
(identified cost: $92,900,618)                        171,362,490
Cash and other assets, less
    liabilities  0.19%                                    332,860
                                                     ------------
Net assets  100.00%                                  $171,695,350
                                                     ============

                                                    Burnham Fund  15

Statement of Assets & Liabilities Unaudited
As of June 30, 1999

Assets
  Investments, at market value                                      $171,362,490
  Dividends and interest receivable                                      142,848
  Receivable for investments sold                                      1,106,213
  Receivable for capital stock sold                                      965,829
  Receivable from investment adviser                                      51,980
  Prepaid expenses                                                        76,114
  Other assets                                                               828
                                                                  --------------
  Total assets                                                       173,706,302

Liabilities
  Bank overdraft                                                         659,019
  Payable for investments purchased                                    1,024,290
  Payable for capital stock redeemed                                      22,480
  Payable for administration fees(3)                                      19,920
  Payable for investment advisory fees(4)                                 80,820
  Payable for distribution fees and service fees(5)                       67,103
  Accrued expenses and other payables                                    137,320
                                                                  --------------
  Total liabilities                                                    2,010,952

Net Assets                                                          $171,695,350
                                                                  ==============
Analysis of Net Assets

By source
  Capital paid in                                                   $ 86,179,035
  Undistributed net investment income                                    153,713
  Accumulated net realized gains on investments                        6,900,730
  Net unrealized appreciation of investments                          78,461,872
                                                                  --------------
                                                                    $171,695,350
                                                                  ==============

By share class
                  Capital
                  shares
                  outstanding               NAV(6)
--------------------------------------------------------------------------------
Class A           4,647,881         x       $36.31096       =       $168,769,029
Class B              78,652         x       $37.20593       =       $  2,926,321


Statement of Operations Unaudited
For Six Months Ended June 30, 1999

Investment Income
  Dividends                                                         $    906,739
  Interest                                                               327,221
  Other income                                                               319
                                                                  --------------
  Total income                                                         1,234,279

Expenses
  Administration fees(3)                                                  39,666
  Service Fees (Class B)(5)                                                3,829
  Investment advisory fees(4)                                            502,872
  Distribution fees (Class A)(5)                                         201,724
  Distribution fees (Class B)(5)                                           9,728
  Transfer agent fees                                                     80,000
  Professional fees                                                       67,933
  Reports to shareholders                                                 29,200
  Directors fees and expenses                                             50,000
  Custodian fees                                                          29,200
  Registration fees and expenses                                          32,713
  Insurance expenses                                                      36,759
  Fund accounting expenses                                                 9,145
  Miscellaneous expenses                                                   7,348
                                                                  --------------
  Total expenses before reimbursement                                  1,100,117
  Less voluntary reimbursement by adviser(7)                             (19,638)
                                                                  --------------
  Total expenses after reimbursement                                   1,080,479

  Net investment income                                             $    153,800
                                                                  ==============

Net Realized and Unrealized Gain
on Investments
Realized gain from securities and options transactions:(2)
  Proceeds from sales                                               $ 42,006,582
  Cost of securities sold                                            (34,984,106)
                                                                  --------------
  Net realized gain from securities transactions                       7,022,476
Increase in unrealized appreciation of investments:
  Beginning of period                                                 67,328,521
  End of period                                                       78,461,872
                                                                  --------------
  Increase in unrealized appreciation                                 11,133,351

  Net realized and unrealized gain on investments                    $18,155,827
                                                                 ===============
Net increase in net assets resulting from operations                 $18,309,627
                                                                 ===============

16 Burnham Fund

Statement of Changes in Net Assets Unaudited

                                                      1/1/1999-         1/1/1998-
                                                      6/30/1999        12/31/1998
---------------------------------------------------------------------------------
Increase in Net Assets

From operations:

  Net investment income                                $153,800        $1,142,417
  Net realized gain from security
  and option transactions                             7,022,476         7,996,908
  Increase in unrealized
  appreciation of investments                        11,133,351        20,353,244
                                                   ------------      ------------
  Net increase in net assets
  resulting from operations                          18,309,627        29,492,569

Distributions to Shareholders

From net investment income:

  Class A shares                                       (181,739)       (1,482,370)
  Class B shares                                              0            (3,373)
                                                   ------------      ------------
                                                       (181,739)       (1,485,743)

From realized gains from security
and option transactions:

  Class A shares                                     (8,207,632)       (7,409,574)
  Class B shares                                       (122,406)          (85,434)
                                                   ------------      ------------
  Total distributions to shareholders                (8,330,038)       (7,495,008)

Capital Share Transactions
(also see next table)

  Net proceeds from sale of shares                    7,177,436         4,634,280
  Net asset value of shares issued
  to shareholders in reinvestment
  of dividends                                        7,535,118         7,867,717
  Cost of shares redeemed                           (12,554,611)      (11,425,490)
  Increase in net assets                           ------------      ------------
  derived from capital share
  transactions                                        2,157,943         1,076,507
  Increase in net assets for
  the period                                         11,955,793        21,588,325

Net Assets

  Beginning of period                               159,739,557       138,151,232
                                                   ============      ============

End of period                                      $171,695,350      $159,739,557
                                                   ============      ============


Detail of Capital Share Transactions Unaudited

                                                       Number            Market
                                                       of shares         value
---------------------------------------------------------------------------------

Class A

1/1/1999 - 6/30/1999

  Shares sold                                           199,011        $6,824,804
  Shares issued for reinvestments                       228,293         7,412,890
  Shares redeemed                                      (364,255)      (12,431,013)
                                                   ------------      ------------
  Net increase                                           63,049        $1,806,681
                                                                     ============
1/1/1998 - 12/31/1998

  Shares sold                                           118,079        $3,768,093
  Shares issued for reinvestments                       272,850         7,773,525
  Shares redeemed                                      (364,848)      (11,898,527)
                                                   ------------      ------------
  Net increase                                           26,081          $143,051
                                                                     ============
Class B

1/1/1999 - 6/30/1999

  Shares sold                                             9,935          $352,632
  Shares issued for reinvestments                         3,658           122,228
  Shares redeemed                                        (3,322)         (123,599)
                                                   ------------      ------------
  Net increase                                           10,271          $351,262
                                                                     ============
1/1/1998 - 12/31/1998

  Shares sold                                            13,771          $427,864
  Shares issued for reinvestments                         3,047            88,639
  Shares redeemed                                          (848)          (26,909)
                                                   ------------      ------------
  Net increase                                           15,970          $489,595
                                                                     ============


Federal Income Tax Basis of Investment Securities

The tax cost of the Fund at June 30, 1999 based on securities owned was $92,900,618. The unrealized gross appreciation/(depreciation) for all securities in the fund for the period was $79,857,489 and $(1,395,617), respectively.


                                                                BURNHAM FUND  17

Financial Highlights Unaudited
For the Year Ended December 31


                                                     Class A Shares
                                    1/1/1999
                                   6/30/1999    1998      1997      1996      1995      1994
----------------------------------------------------------------------------------------------
Net asset value
  Beginning of period                $34.31    $30.04    $25.65    $23.19    $19.88    $21.86
Income from investment
operations
Net investment income                  0.03      0.25      0.45      0.51      0.71      0.75
Net gains or losses on securities
  (both realized and unrealized)       3.80      5.97      5.54      3.36      3.91     (1.15)
                                    ----------------------------------------------------------
Total from investment operations       3.83      6.22      5.99      3.87      4.62     (0.40)
Less distributions
Dividends
  (from net investment income)        (0.04)    (0.32)    (0.44)    (0.55)    (0.75)    (0.87)
Distributions from capital gains
  (from securities and
  options transactions)               (1.79)    (1.63)    (1.16)    (0.86)    (0.56)    (0.71)
                                    ----------------------------------------------------------
Total distributions                   (1.83)    (1.95)    (1.60)    (1.41)    (1.31)    (1.58)
                                    ----------------------------------------------------------
Net asset value, end of period       $36.31    $34.31    $30.04    $25.65    $23.19    $19.88
                                    ==========================================================
Total return                         11.79%    22.08%    24.74%    17.60%    24.45%    (1.77%)
                                    ----------------------------------------------------------
Ratios/supplemental data
Net assets (in $millions),
end of period                         168.8     156.7     136.4     117.4     112.0     101.8
                                    ----------------------------------------------------------
Ratio of net expenses
to average net assets(7)               1.3%(8)   1.3%(7)   1.1%      1.3%      1.5%      1.5%
                                    ----------------------------------------------------------
Ratio of net income to average
net assets                             0.2%(8)   0.8%      1.6%      2.1%      3.3%      3.7%
                                    ----------------------------------------------------------
Portfolio turnover rate               44.3%(8)  54.7%     59.4%     61.5%     78.3%     87.9%
                                    ----------------------------------------------------------

                                                     Class B Shares
                                    1/1/1999
                                   6/30/1999    1998      1997      1996      1995      1994
----------------------------------------------------------------------------------------------
Net asset value
  Beginning of period                $35.21    $30.75    $26.31    $23.45    $19.94    $21.84
Income from investment
operations
Net investment income                 (0.09)    (0.03)     0.13      0.21      0.41      0.49
Net gains or losses on securities
  (both realized and unrealized)       3.88      6.12      5.75      3.69      4.10     (1.04)
                                    ----------------------------------------------------------
Total from investment operations       3.79      6.15      5.88      3.90      4.51     (0.55)
Less distributions
Dividends
  (from net investment income)        (0.00)    (0.06)    (0.28)    (0.18)    (0.44)    (0.64)
Distributions from capital gains
  (from securities and
  options transactions)               (1.79)    (1.63)    (1.16)    (0.86)    (0.56)    (0.71)
                                    ----------------------------------------------------------
Total distributions                   (1.79)    (1.69)    (1.44)    (1.04)    (1.00)    (1.35)
                                    ----------------------------------------------------------
Net asset value, end of period       $37.21    $35.21    $30.75    $26.31    $23.45    $19.94
                                    ==========================================================
Total return                         11.34%    21.16%    23.60%    17.34%    23.54%    (2.52%)
                                    ----------------------------------------------------------
Ratios/supplemental data
Net assets (in $millions),
end of period                           2.9       2.4       1.6       1.0       0.6       0.3
                                    ----------------------------------------------------------
Ratio of net expenses
to average net assets(7)                2.1(8)   2.1%      2.0%      2.1%      2.2%      2.3%
                                    ----------------------------------------------------------
Ratio of net income to average
net assets                            (0.6%)(8)   0.0%     0.7%      1.3%      2.5%      2.9%
                                    ----------------------------------------------------------
Portfolio turnover rate               44.3%(8)  54.7%     59.4%     61.5%     78.3%     87.9%
                                    ----------------------------------------------------------


(1) An illiquid security, which the fund bought on 3/16/1995 for $100,000. Because there is no quoted market price for this security, the market value shown represents an estimate approved by the management according to pricing procedures adopted by the Board of Trustees.

(2) As of December 31, 1998, there were 100 options outstanding that the fund had written, for premiums received of $61,998. During the report period, the fund: canceled all outstanding options through closing transactions costing $45,450, for a net capital gain of $16,548; wrote no new options; paid $34,241,597 to buy equity and debt securities; and received $42,006,582 for securities sold.

(3) The fund pays the administrator 0.15% of net assets up to $150 million, 0.125% of net assets from $150 million to $300 million, and 0.10% of net assets above $300 million (percentages of average daily net assets). For the report period, this amounted to $39,666.

(4) The fund pays the adviser 0.60% of its average daily net assets a year, in monthly payments. For the report period, this amounted to $502,872. The adviser currently limits the fund's total expenses to 1.30% and 2.30% of average net assets for Class A and Class B, respectively. This limit is voluntary and the adviser could change or drop it at any time. For the period before May 1, 1999, the fund paid the adviser 0.625% of its average daily net assets in fees.

(5) The fund pays the distributor a distribution fee of 0.25% and 0.75% of average net assets for Class A and Class B shares, respectively. For the report period, these amounted to $201,724 and $9,728, respectively. The fund also pays a service fee of 0.25% for Class B shares. For the report period, this amounted to $3,829. Also during the period, the distributor earned $47,441 in brokerage commissions from handling securities trades for the fund's portfolio, and $7,386 in sales commissions for selling Class A shares. There were no CDSC charges received by the distributor during the report period.

(6) For Class A shares, the offering price, with maximum 5% sales charge, was $38.22; the redemption price is NAV. For Class B shares, the offering price is NAV and the redemption price varies with on any CDSC charged.

(7) For the report period and year ended 1998 the adviser reimbursed both share classes for expenses in excess of the expense limitation, but because this reimbursement was minimal each class's expense ratios would be the same with or without it when rounded to the nearest decimal point.

(8)  Annualized.


18  BURNHAM FUND

Burnham Dow 30'sm' Focused Fund

Portfolio Holdings Unaudited
As of June 30, 1999

                                                     Number          Market
                                                     of shares       value
-------------------------------------------------------------------------------
Common Stocks 96.74%
Unit Investment Trust 96.74%
   Diamonds'sm' Trust Unit Series 1*                    4,200          $459,375
                                                                      ---------
Total Unit Investment Trust
   (cost: $458,383)                                                    $459,375
                                                                      =========
Repurchase Agreements 2.18%
   State Street Bank and Trust Co.,
   (Collateralized by $10,000 US.
   Treasury Bonds 7.875% due 2/15/21.
   (Delivery Value $12,031)                            10,325            10,325
                                                                      ---------
   Total repurchase agreements
   (cost: $10,325)                                                     $ 10,325
                                                                      ---------
Total Investments in securities 98.92%
(cost: $468,708)                                                       $469,700
Cash and other assets, less
liabilities  1.08%                                                        5,134
                                                                      ---------
Net Assets 100.00%                                                     $474,834
                                                                      =========

Statement of Assets & Liabilities Unaudited
As of June 30, 1999

Assets
   Investments, at market value                                        $469,700
   Dividends and interest receivable                                        458
   Receivable from investment adviser                                     7,513
   Prepaid expenses                                                       4,465
                                                                      ---------
   Total assets                                                         482,136

Liabilities
   Payable for administration fees(2)                                        55
   Payable for investment advisory fees(3)                                  220
   Payable for distribution fees(4)                                          92
   Accrued expenses and other payables                                    6,935
                                                                      ---------
   Total liabilities                                                      7,302

Net Assets                                                             $474,834
                                                                      =========

Analysis of Net Assets
   By source
   Capital paid in                                                     $473,088
   Undistributed net investment income                                      754
   Accumulated net realized gains on investments                              0
   Net unrealized appreciation of investments                               992
                                                                      ---------
                                                                       $474,834
                                                                      =========

                                                     DOW 30'sm' FOCUSED FUND  19

Statement of Operations Unaudited
From Inception (May 3, 1999) - June 30, 1999

Investment Income
   Dividends                                                             $1,351
   Interest                                                                 179
   Other income                                                               0
                                                                      ---------
   Total income                                                           1,530

Expenses

   Administration fees(2)                                                    97
   Investment advisory fees(3)                                              387
   Distribution fees(4)                                                     161
   Transfer agent fees                                                      329
   Professional fees                                                         53
   Reports to shareholders                                                   20
   Directors' fees and expenses                                              35
   Custodian fees                                                             8
   Registration fees and expenses                                           674
   Insurance expenses                                                         7
   Fund accounting expenses                                               6,504
   Miscellaneous expenses                                                    14
                                                                      ---------
   Total expenses before reimbursement                                    8,289
   Less voluntary reimbursement by adviser(5)                            (7,513)
                                                                      ---------
   Total expenses after reimbursement                                       776

Net investment income                                                      $754
                                                                      ==========

Net Realized and Unrealized Gain
on Investments

   Realized gain from securities and options transactions:(1)
   Proceeds from sales                                                        0
   Cost of securities sold                                                    0
                                                                      ---------
   Net realized gain from securities transactions                             0
   Increase in unrealized appreciation of investments:
   Beginning of period                                                        0
   End of period                                                            992
                                                                      ---------
   Increase in unrealized appreciation                                      992

   Net realized and unrealized gain on investments                    $     992
                                                                      =========
Net increase in net assets resulting from operations                  $   1,746
                                                                      =========



Statement of Changes in Net Assets Unaudited

                                                                     5/3/1999 -
                                                                      6/30/1999
-------------------------------------------------------------------------------
Increase in Net Assets
From operations:
   Net investment income                                                   $754
   Net realized gain from security
   and option transactions                                                    0
   Increase in unrealized
   appreciation of investments                                              992
                                                                      ---------
   Net increase in net assets
   resulting from operations                                              1,746

Distributions to shareholders
   From net investment income                                                 0
   From realized gains from security
   and option transactions                                                    0
                                                                      ---------
   Total distributions to shareholders                                        0

Capital Share Transactions
(also see next table)
   Net proceeds from sale of shares                                     473,088
   Net asset value of shares issued
   to shareholders in reinvestment
   of dividends                                                               0
   Cost of shares redeemed                                                    0
                                                                      ---------
   Increase in net assets derived from
   capital share transactions                                           473,088

   Increase in net assets for the period                                474,834

Net Assets
   Beginning of period                                                        0
                                                                      =========
End of period                                                         $ 474,834
                                                                      =========



20 DOW 30'sm' FOCUSED FUND

Detail of Capital Share Transactions Unaudited

                                                Number              Market
                                                of shares           value
-------------------------------------------------------------------------------
5/30/1999 - 6/30/1999
   Shares sold                                     47,212              $473,088
   Shares issued for reinvestments                      0                     0
   Shares redeemed                                      0                     0
                                               ----------            ----------
   Net increase                                    47,212              $473,088
                                                                     ==========


Federal Income Tax Basis of Investment Securities

The tax cost of the Fund at June 30, 1999 based on Securities owned was $458,383. The unrealized gross appreciation/(depreciation) for all securities in the fund for the period was $992 and $0, respectively.


                                                     DOW 30'sm' FOCUSED FUND  21

Financial Highlights Unaudited
for the Year Ended December 31

                                  5/3/1999 - 6/30/1999
------------------------------------------------------
Net asset value
  Beginning of period                           $10.00

Income from investment operations
Net investment income                             0.02
Net gains or losses on securities
  (both realized and unrealized)                  0.04
                                                ------
Total from investment operations                  0.06

Less distributions
Dividends (from net investment income)           (0.00)
Distributions from capital gains
  (from securities and options transactions)     (0.00)
                                                ------
Total distributions                              (0.00)
                                                ------
Net asset value, end of period                  $10.06
                                                ======
Total return                                     0.56%
                                                ------

Ratios/supplemental data
Net assets (in $millions), end of period           0.5
                                                ------
Ratio of net expenses to average net assets(5)    1.2%(6)
                                                ------
Ratio of net income to average net assets         3.0%(6)
                                                ------
Portfolio turnover rate                           0.0%(6)
                                                ------

--------------------------------------------------------------------------------
(1) During the report period, the fund paid $402,669 to buy equity securities and did not sell any securities.

(2) The fund pays the administrator 0.15% of net assets up to $150 million, 0.125% of net assets from $150 million to $300 million, and 0.10% of net assets above $300 million (percentages of average daily net assets). For the report period, this amounted to $97.

(3) The fund pays the adviser 0.60% of its average daily net assets a year, in monthly payments. For the report period, this amounted to $387. The adviser currently limits the fund's total expenses to 1.20% of average net assets. This limit is voluntary and the adviser could change or drop it at any time.

(4) The fund pays the distributor a distribution fee of 0.25% of average net assets. For the report period, this amounted to $161. Also during the period, the distributor earned $252 in brokerage commissions from handling securities trades for the fund's portfolio.

(5) Since inception the adviser reimbursed the fund for expenses in excess of the expense limitation. The ratio of expenses to average net assets would have been 12.4% had the adviser not agreed to reimburse expenses.

(6)  Annualized.

* Diamonds are shares of a publicly traded unit investment trust that owns the stocks of the Dow Jones Industrial Average (DJIA) in the same proportion as represented in the DJIA.

Legal Dislcaimer
  Dow Jones & Company, Inc. has no connections with or obligations to the adviser or fund. Dow Jones does not make any representations regarding the advisability of investing in the fund.

22  DOW 30'sm' FOCUSED FUND

Burnham Financial Services Fund

Portfolio Holdings Unaudited
As of June 30, 1999

Indicates securities that do                        Number      Market
 not produce income.                                 of shares   value
------------------------------------------------------------------------
Common Stocks  71.91%
Financial Services  70.30%
Banks  39.22%
Banks -- Major Regional  18.46%
     Bank One Corp.                                     500      $29,781
     KeyCorp                                            500       16,062
     Mellon Bank Corp.                                  500       18,188
     SunTrust Banks Inc.                                300       20,831
     Union Planters Inc.                                500       22,344
                                                               ---------
                                                                 107,206
Banks -- Money Center 6.95%
     Bank of America Corp.                              300       21,994
     The Bank of New York Co., Inc.                     500       18,344
                                                               ---------
                                                                  40,338
Banks -- Regional 13.81%
     First Commonwealth
     Financial Corp.                                  1,000       23,875
     New England Community
     Bancorp Inc.                                     1,000       27,594
     Republic Security Financial Corp.                1,000        8,359
     West Bank Corp.                                  2,000       20,375
                                                               ---------
                                                                  80,203
     Total Investment in Banks
     (cost: $213,694)                                           $227,747
                                                               =========
Investment Banking/Securities Broker 2.75%
     Merrill Lynch Co.                                  200       15,987

Savings & Loan Companies 28.33%
Savings & Loan Companies -- Major Regional 12.27%
     Golden State Bancorp Inc.                        1,000       22,000
     Peoples Heritage Financial
     Group Inc.                                       1,000       18,844
     Sovereign Bancorp Inc.                           2,500       30,391
                                                               ---------
                                                                  71,235

Savings & Loan Companies -- National 4.78%
     Charter One Financial Inc.                       1,000       27,781

Savings & Loan Companies -- Regional 11.28%
     Alliance Bancorp of New
     England Inc.                                     2,000       24,500
     Bank Atlantic Bancorp Inc.                       1,000        7,250
     First Essex Bancorp Inc.                         1,000       16,094
     First Sentinel Bancorp Inc.                      2,000       17,656
                                                               ---------
                                                                  65,500


                                             Number of           Market
                                             shares/Face value   value
------------------------------------------------------------------------
Total Investment Savings & Loan
Companies (cost: $161,084)                                      $164,516
                                                               =========

Total Investment in Financial
Services (cost:$390,314)                                        $408,250
                                                               =========

Non-Financial Services Related  1.61%

Energy -- Oil & Gas 1.61%
    R&B Falcon Corp.                                  1,000        9,375

Total Investment in Non-Financial
Services Related (cost: $9,872)                                 $  9,375
                                                               =========

Commercial Paper 28.41%

     Associates First Capital Corp.,
     5.25% 7/6/99                                  $165,000      165,000

Total Commercial Paper
(cost: $165,000)                                                $165,000
                                                               =========

Total Investment in Securities
(cost: $565,187)                                                $582,625
                                                               =========
Call Options Written  (0.47%)

     Golden State Bancorp. Inc
     @ 25 expiring July 1999                          100 calls     (125)
     Peoples Heritage Financial
     Group Inc. @ 17 1/2  expiring
     August 1999                                      100         (1,750)
     R&B Falcon Corp. @ 10
     expiring September 1999                          100           (875)
                                                               ---------
Total Call Options Written
(premium received: $3,005)                                       $(2,750)
                                                               =========

Total Investments in securities 99.85%                          $579,875

Cash and other assets, less
liabilities 0.15%                                                    855
                                                               ---------
Net Assets 100.00%                                              $580,730
                                                               =========


                                                 FINANCIAL SERVICES FUND  23

Statement of Assets & Liabilities Unaudited
As of June 30, 1999

Assets

  Investments, at market value                          $582,625
  Cash in bank                                               565
  Dividends and interest receivable                          774
  Receivable from investment adviser                       4,512
                                                       ---------
  Total assets                                           588,476


Liabilities

  Payable for options written                              2,750
  Payable for administration fees(2)                          43
  Payable for investment advisory fees(3)                    217
  Payable for distribution fees and service fees(5)           96
  Accrued expenses and other payables                      4,640
                                                       ---------
  Total liabilities                                        7,746

Net Assets                                              $580,730
                                                       =========


Analysis of Net Assets

  By source
  Capital paid in                                       $553,959
  Undistributed net investment income                        499
  Accumulated net realized gains on investments            8,579
  Net unrealized appreciation of investments              17,693
                                                       ---------
                                                        $580,730
                                                       =========

By share class

          Capital
          shares
          outstanding            NAV(5)
----------------------------------------------------------------
Class A     50,481      x       $10.51116       =       $530,614
Class B      4,770      x       $10.50650       =        $50,116


Statement of Operations Unaudited
From Inception (June 7, 1999) - June 30, 1999

Investment Income
  Dividends                                                 $750
  Interest                                                   234
  Other income                                                 0
                                                       ---------
  Total income                                               984

Expenses

  Administration fees(2)                                      43
  Service fees (Class B)(4)                                    8
  Investment advisory fees(3)                                217
  Distribution fees (Class A)(4)                              65
  Distribution fees (Class B)(4)                              23
  Transfer agent fees                                      1,934
  Professional fees                                           20
  Reports to shareholders                                      9
  Directors' fees and expenses                                16
  Custodian fees                                               4
  Registration fees and expenses                               0
  Insurance expenses                                          10
  Fund accounting expenses                                 2,645
  Miscellaneous expenses                                       3
                                                       ---------
  Total expenses before reimbursement                      4,997
  Less voluntary reimbursement by adviser(3,6)            (4,512)
                                                       ---------
  Total expenses after reimbursement                         485

Net investment income                                       $499
                                                       =========

Net Realized and Unrealized Gain
on Investments
  Realized gain from securities and options
    transactions:(1)
  Proceeds from sales                                    $85,394
  Cost of securities sold                                (76,815)
                                                       ---------
  Net realized gain from securities transactions           8,579
  Increase in unrealized appreciation of investments:
  Beginning of period                                          0
  End of period                                           17,693
                                                       ---------
  Increase in unrealized appreciation                     17,693

  Net realized and unrealized gain on investments        $26,272
                                                       =========
Net increase in net assets resulting from operations     $26,771
                                                       =========


24  FINANCIAL SERVICES FUND

Statement of Changes in Net Assets Unaudited

                                            6/7/1999-
                                            6/30/1999
-----------------------------------------------------
Increase in Net Assets

From operations:

  Net investment income                          $499
  Net realized gain from security
  and option transactions                       8,579
  Increase in unrealized
  appreciation of investments                  17,693
  Net increase in net assets               ----------
  resulting from operations                    26,771

Distributions to Shareholders

From net investment income:
  Class A shares                                    0
  Class B shares                                    0
From realized gains from security
and option transactions:
  Class A shares                                    0
  Class B shares                                    0
                                           ----------
  Total distributions to shareholders               0

Capital Share Transactions
(also see next table)

  Net proceeds from sale of shares            553,959
  Net asset value of shares issued
  to shareholders in reinvestment
  of dividends                                      0
  Cost of shares redeemed                           0

  Increase/(decrease) in net assets        ----------
  derived from capital share transactions     553,959

  Increase in net assets for the period       580,730

Net Assets
  Beginning of period                               0
                                           ==========

End of period                                $580,730
                                           ==========


Detail of Capital Share Transactions Unaudited

                                    Number       Market
                                    of shares    value
---------------------------------------------------------
Class A

6/7/1999 - 6/30/1999

  Shares sold                          50,481    $506,259
  Shares issued for reinvestments           0           0
  Shares redeemed                           0           0
                                    ---------  ----------
  Net increase                         50,481    $506,259
                                               ==========
 Class B

6/7/1999 - 6/30/1999

  Shares sold                           4,770     $47,700
  Shares issued for reinvestments           0           0
  Shares redeemed                           0           0
                                    ---------  ----------
  Net increase                          4,770     $47,700
                                               ==========

                                 FINANCIAL SERVICES FUND  25

Financial Highlights Unaudited

                                            Class A Shares         Class B Shares
                                         6/7/1999 - 6/30/1999    6/7/1999 - 6/30/1999
-------------------------------------------------------------------------------------
Net asset value
  Beginning of period                            $10.00                $10.00
Income from investment operations
Net investment income                              0.01                  0.01
Net gains or losses on securities
  (both realized and unrealized)                   0.50                  0.50
                                               ---------------------------------
Total from investment operations                   0.51                  0.51
Less distributions
Dividends (from net investment income)            (0.00)                (0.00)
Distributions from capital gains
  (from securities and options transactions)      (0.00)                (0.00)
                                               ---------------------------------
Total distributions                               (0.00)                (0.00)
                                               ---------------------------------
Net asset value, end of period                   $10.51                $10.51
                                               ================================-
Total return                                      5.10%                 5.10%
                                               ---------------------------------
Ratios/supplemental data

Net assets (in $millions), end of period           0.6                   0.0(7)
                                               ---------------------------------
Ratio of net expenses to average net assets(6)    1.6%(8)                2.3%(8)
                                               ---------------------------------
Ratio of net income to average net assets         1.5%(8)                0.9%(8)
                                               ---------------------------------
Portfolio turnover rate                         149.2%(8)              149.2%(8)
                                               ---------------------------------

(1) During the report period, the fund paid $477,002 to buy securities and received $85,394 for securities sold.

(2) The fund pays the administrator 0.15% of net assets up to $150 million, 0.125% of net assets from $150 million to $300 million, and 0.10% of net assets above $300 million (percentages of average daily net assets). For the report period, this amounted to $43.

(3) The fund pays the adviser 0.75% of its average daily net assets a year, in monthly payments. For the report period, this amounted to $217. The adviser currently limits the fund's total expenses to 1.60% and 2.30% of average net assets for Class A and Class B, respectively. This limit is voluntary and the adviser could change or drop it at any time.

(4) The fund pays the distributor a distribution fee of 0.25% and 0.75% of average net assets for Class A and Class B shares, respectively. For the report period, these amounted to $65 and $23, respectively. The fund also pays a service fee of 0.25% for Class B shares. For the report period, this amounted to $8. Also during the period, the distributor earned $864 in brokerage commissions from handling securities trades for the fund's portfolio.

(5) For Class A shares, the offering price, with maximum 5% sales charge, was $11.06; the redemption price is NAV. For Class B shares, the offering price is NAV and the redemption price varies with any CDSC charged.

(6) Since inception the adviser reimbursed the fund for expenses in excess of the expense limitation. The ratio of expenses to average net assets would have been 14.2% and 43.3% for Class A and Class B shares, respectively had the adviser not agreed to reimburse expenses.

(7)  Less than $100,000.

(8)  Annualized.


26  FINANCIAL SERVICES FUND

Burnham Money Market Fund

Portfolio Holdings Unaudited
As of June 30, 1999

                                                       Face           Market
                                                       Value          value
--------------------------------------------------------------------------------
Short-term Instruments 100.35%

Commercial Paper 7.14%
  Island Finance Puerto Rico, Inc.
  5.09% due 8/10/99                                 $1,000,000          $994,389
  Special Purpose Accounts
  Receivable 5.15% due 8/27/99                       1,000,000           991,925
                                                                     -----------
Total Commercial Paper (cost: $1,986,314)                             $1,986,314
                                                                     ===========

Letter of Credit Commercial Paper 14.10%

  Banco Bozano Simonsen S.A
  (LOC Banco Santander) 5.85%
  due 6/16/00                                        1,000,000           946,107
  Banca Serfin S.A
  (LOC Barclays Bank PLC) 5.05%
  due 7/26/99                                        1,000,000           996,514
  Floren Container Inc.
  (LOC Bank of America) 5.15%
  due 9/15/99                                        1,000,000           989,275
  Transportadora de Gas del Sur S.A
  (LOC Dresdner Bank, A.G.) 5.18%
  due 9/21/99                                        1,000,000           988,361
                                                                     -----------
Total Letter of Credit Commercial Paper
(cost: $3,920,257)                                                    $3,920,257
                                                                     ===========

Repurchase Agreements, Overnight 79.11%

  The Goldman Sachs Group L.P.
  (Collateralized by $22,400,000
  GNMA, 5.50% to 11%, due
  7/15/2002 to 6/15/2029) 5.25%
  due 7/01/1999                                     22,000,000        22,000,000
                                                                    ------------
Total Repurchase Agreements, Overnight
(cost: $22,000,000)                                                  $22,000,000
                                                                    ============

Total Investments in securities 100.35%
(cost: $27,906,571)                                                  $27,906,571

Liabilities, less cash and other
assets (0.35)%                                                           (96,760)
                                                                    ------------
Net Assets 100.00%                                                   $27,809,811
                                                                    ============


Statement of Assets & Liabilities Unaudited
As of June 30, 1999

Assets

  Investments, at market value                     $27,906,571
  Interest receivable                                    3,208
  Receivable from investment adviser                     8,568
  Prepaid expenses                                       4,620
                                                  ------------
  Total assets                                      27,922,967

Liabilities

  Bank overdraft                                        48,336
  Payable for administrative fees(2)                     1,856
  Payable for investment advisory fees(3)                5,567
  Dividend distribution payable                         46,880
  Accrued expenses and other payables                   10,517
                                                  ------------
  Total liabilities                                    113,156

Net Assets                                         $27,809,811
                                                  ============

Capital shares outstanding                         $27,809,811
                                                  ============

Net Asset Value per share                                $1.00
                                                  ============

Analysis of Net Assets

  Capital paid in                                  $27,809,806
  Undistributed net investment income                        0
  Accumulated net realized gains on investments              5
  Net unrealized appreciation of investments                 0
                                                  ------------
                                                   $27,809,811
                                                  ============


MONEY MARKET FUND  27

Statement of Operations Unaudited

Investment Income
  Interest                                                        $69,073
                                                                ---------
  Total income                                                     69,073

Expenses

  Administration fees(2)                                            2,130
  Investment advisory fees(3)                                       6,390
  Transfer agent fees                                               1,008
  Professional fees                                                 1,080
  Reports to shareholders                                             440
  Directors' fees and expenses                                        781
  Custodian fees                                                      185
  Registration fees and expenses                                        0
  Insurance expenses                                                  383
  Fund accounting expenses                                          6,704
  Miscellaneous expenses                                              815
                                                                ---------
  Total expenses before reimbursement                              19,916
  Less voluntary reimbursement by adviser(4)                       (8,544)
                                                                ---------
  Total expenses after reimbursement                               11,372

Net investment income                                             $57,701
                                                                =========
Net Realized and Unrealized Gain
on Investments

  Realized gain from securities and options transactions:(1)
  Proceeds from sales                                            $599,532
  Cost of securities sold                                        (599,527)
                                                                ---------
  Net realized gain from securities transactions                        5
  Increase in unrealized appreciation of investments:
  Beginning of period                                                   0
  End of period                                                         0
                                                                ---------
  Increase in unrealized appreciation                                   0

  Net realized and unrealized gain on investments                 $     5
                                                                ---------
  Net increase in net assets resulting from operations            $57,706
                                                                =========


Statement of Changes in Net Assets Unaudited

                                                                6/7/1999-
                                                                6/30/1999
-------------------------------------------------------------------------
Increase in Net Assets

From operations:

  Net investment income                                           $57,701
  Net realized gain from security &
  option transactions                                                   5
  Increase in unrealized
  appreciation of investments                                           0
  Net increase in net assets                                  -----------
  resulting from operations                                        57,706

Distributions to Shareholders

  From net investment income:                                     (57,701)
  From realized gains from security
  and option transactions:                                              0
                                                              -----------
  Total distributions to shareholders                             (57,701)

Capital Share Transactions
(also see next table)

  Net proceeds from sale of shares                             35,062,782
  Net asset value of shares issued
  to shareholders in reinvestment
  of dividends                                                      5,517
                                                               35,068,299
                                                              -----------
  Cost of shares redeemed                                      (7,258,493)
  Increase/(decrease) in net assets
  derived from capital share transactions                      27,809,806
  Increase in net assets for the period                        27,809,811

Net Assets

  Beginning of period                                                   0
  End of period                                               $27,809,811
                                                              ===========


28  MONEY MARKET FUND

Detail of Capital Share Transactions Unaudited

                                      Number            Market
                                      of shares         value
-----------------------------------------------------------------
5/3/1999 - 6/30/1999

  Shares sold                         35,062,782     $35,062,782
  Shares issued for reinvestments          5,517           5,517
  Shares redeemed                     (7,258,493)     (7,258,493)
                                     -----------    ------------
  Net increase                        27,809,811     $27,809,811
                                                    ============


                                              MONEY MARKET FUND  29

Financial Highlights Unaudited

                                                    5/3/1999 - 6/30/1999
-------------------------------------------------------------------------------
Net asset value
  Beginning of period                                       $1.00

Income from investment operations

Net investment income                                        0.01

Net gains or losses on securities
  (both realized and unrealized)                             0.00
                                                      -------------------------
Total from investment operations                             0.01

Less distributions
Dividends (from net investment income)                      (0.01)
Distributions from capital gains
  (from securities and options transactions)                (0.00)
                                                      -------------------------
Total distributions                                         (0.01)
                                                      -------------------------
Net asset value, end of period                              $1.00
                                                      =========================
Total return                                                 4.03%
                                                      -------------------------

Ratios/supplemental data
Net assets (in $millions), end of period                     27.8
                                                      -------------------------
Ratio of net expenses to average net assets(4)               0.82%(5)
                                                      -------------------------
Ratio of net income to average net assets                    4.06%(5)
                                                      -------------------------

-------------------------------------------------------------------------------

(1) During the report period, the fund paid $275,072,799 to buy money-market instruments and received $247,187,532 for securities matured or sold.

(2) The fund pays the administrator 0.15% of net assets up to $150 million, 0.125% of net assets from $150 million to $300 million, and 0.10% of net assets above $300 million (percentages of average daily net assets). For the report period, this amounted to $2,130.

(3) The fund pays the adviser 0.45% of its average daily net assets a year, in monthly payments. For the report period, this amounted to $6,390. The adviser currently limits the fund's total expenses to 0.88% of average net assets. This limit is voluntary and the adviser could change or drop it at any time.

(4) Since inception the adviser reimbursed the fund for expenses in excess of the expense limitation. The ratio of expenses to average net assets would have been 1.4% had the adviser not agreed to reimburse expenses.

(5) Annualized.



30 Money Market Fund

MODERN PORTFOLIO THEORY STATISTICS TERMS

Beta

A measure of a fund's sensitivity to market movements. (By definition, the beta of the S&P 500 is 1.00).

R'pp'2

Reflects the percentage of a fund's movements that are explained by movements in its benchmark index. An R'pp'2 of 100 means that all movements are explained by the benchmark.

Alpha

Measures the difference between the fund's actual returns and its expected performance given its level of risk.

Standard Deviation

A statistical measure of the range of a fund's performance. The greater the deviation the greater the fund's volatility.

Sharpe Ratio

Risk adjusted measure using standard deviation and excess return to determine reward per unit of risk. The higher the Sharpe Ratio, the better the fund's historical risk adjusted performance.

Officers of the Trust

Jon M. Burnham             President and Chief Executive Officer
Michael E. Barna           Executive Vice President, Treasurer and Secretary
Debra B. Hyman             Executive Vice President
Frank A. Passantino        First Vice President and Assistant Secretary
Ronald M. Geffen           Vice President
Louis S. Rosenthal         Vice President

Board of Trustees

I.W. Burnham, II           Chairman
Jon M. Burnham             Trustee
Claire B. Benenson         Trustee
Lawrence N. Brandt         Trustee
Alvin P. Gutman            Trustee
William W. Karatz          Trustee
John C. McDonald           Trustee
Donald B. Romans           Trustee
Robert F. Shapiro          Trustee
Robert M. Shavick          Trustee
David H. Solms             Trustee
Robert S. Weinberg         Trustee
Robert J. Wilbur           Trustee

Burnham Securities, Inc.
1325 Avenue of the Americas,
26th Floor
New York, NY 10019

phone: 1-800-874-FUND (3863)
internet: www.burnhamfunds.com
email: info@bsibam.com

Burnham Investors Trust is a family of mutual funds that aims to give investors the tools to build prudent investment portfolios. Burnham Investors Trust offer a variety of approaches to stock investing, as well as a money market fund.

Burnham            Burnham                             Burnham
  Money             Dow 30                           Financial
 Market            Focused          Burnham           Services
   Fund               Fund             Fund               Fund

More                                                              More
Conservative                                                Aggressive

This report was prepared for current shareholders of Burnham Investors Trust. To be distributed to potential shareholders, it must be accompanied by a current prospectus and, if applicable, a current quarterly report.

Because this report gives data about the past, the funds' holdings and the managers' views may have changed since this report was prepared. None of the information in this report is intended as investment advice for individual investors, or as market predictions or securities recommendations, either explicit or implicit.



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1325 Avenue of the Americas, 26th Floor
New York, NY 10019

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